Shareholders' Equity - Schedule of Convertible Preferred Stock (Detail) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Shares Outstanding	186,977,448	136,493,663
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Outstanding	65,780,540	65,780,540	65,780,540
Liquidation Price Per Share	$ 0.243233	$ 0.243233
Conversion Price Per Share	0.243233	0.243233
Annual Noncumulative Dividend Rights Per Share	$ 0.019459	$ 0.019459
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Outstanding	70,713,123	70,713,123	70,713,123
Liquidation Price Per Share	$ 1.333008	$ 1.333008
Conversion Price Per Share	1.333008	1.333008
Annual Noncumulative Dividend Rights Per Share	$ 0.106640	$ 0.106640
Series C Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Outstanding	50,483,785	50,483,785
Liquidation Price Per Share	$ 6.620970
Conversion Price Per Share	6.620970
Annual Noncumulative Dividend Rights Per Share	$ 0.529680